Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended	8 Months Ended	12 Months Ended		18 Months Ended	20 Months Ended	24 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	78 Months Ended	80 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
		Dec. 31, 2019	Feb. 23, 2017	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
Schwab Treasury Inflation Protected Securities Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Treasury Inflation Protected Securities Index Fund
Accumulated Value	[1]			$ 10,000				$ 10,035.27			$ 10,106.58			$ 10,856.74			$ 11,820.62			$ 12,468.87			$ 11,715.27			$ 11,285.55		$ 11,970.23		$ 12,555.44		$ 12,678.31
Schwab U.S. Aggregate Bond Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab U.S. Aggregate Bond Index Fund
Accumulated Value	[1]		$ 10,022		$ 10,287.56				$ 10,168.35			$ 11,201.64			$ 11,909.57			$ 11,873.54			$ 10,506.41			$ 10,366.16			$ 11,118.04		$ 11,468.85		$ 11,676.65
Schwab Short-Term Bond Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Short-Term Bond Index Fund
Accumulated Value	[1]		10,002		10,124.29				10,072.79			10,666.66			11,155.85			11,175.56			10,526.61			10,640.74			11,340.75		11,885.49		12,127
Schwab Tax-Free Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Tax-Free Bond Fund
Accumulated Value	[1],[2]			10,000				10,062.88			10,041.74			10,822.36			11,093.57			11,428.99			10,459.67			10,662.66		11,266.62		11,281.29		11,707.89
Schwab California Tax-Free Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab California Tax-Free Bond Fund
Accumulated Value	[1],[2]			10,000				10,035.56			10,050.24			10,773.11			11,045.38			11,292.81			10,392.6			10,565.31		11,153.39		11,176.18		11,557.74
Schwab Opportunistic Municipal Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name	[3]						Schwab Opportunistic Municipal Bond Fund
Accumulated Value	[1],[2]			10,000				10,222.13			10,453.72			11,313.14			11,095.99			11,679.11			10,382.81			10,604.56		11,388.26		11,162.83		11,723.01
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]						Bloomberg US Aggregate Bond Index
Accumulated Value			10,037.46	10,000	10,312.66			10,049.25	10,204.44		9,943.8	11,242.48		10,955.33	11,970.25		11,664.51	11,960.16		11,654.68	10,582.84		10,312.53	10,456.56		10,189.48	11,219.54	10,932.98	11,571.41	11,275.85	11,790.19	11,489.05
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7]						Bloomberg Municipal Bond Index
Accumulated Value				10,000				10,088.33			10,137.6			11,021.52			11,378.13			11,764.53			10,748.97			10,932.19		11,597.79		11,606.75		12,084.88
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM
Accumulated Value				10,000				10,046.09			10,129.09			10,884.75			11,863.01			12,522.08			11,773.49			11,340.65		12,040.78		12,630.07		12,765.98
Bloomberg US Government/Credit 1-5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Government/Credit 1-5 Year Index
Accumulated Value			$ 10,009.24		$ 10,143.23				$ 10,099.35			$ 10,701.49			$ 11,206.89			$ 11,243.48			$ 10,586.44			$ 10,712.01			$ 11,426.52		$ 11,973.5		$ 12,230.47
Bloomberg Municipal 3-15 Year Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal 3-15 Year Blend Index
Accumulated Value				10,000				10,117.8			10,104.75			10,946.55			11,329.96			11,639			10,807.76			10,990.14		11,554.52		11,794.85		12,115.86
Bloomberg California Municipal 3-15 Year Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8]						Bloomberg California Municipal 3-15 Year Blend Index
Accumulated Value		$ 10,000				$ 10,370.82				$ 10,576.14			$ 9,833.27			$ 10,008.93			$ 10,494.68			$ 10,732.29			$ 10,975.62
S&P California AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P California AMT-Free Municipal Bond Index
Accumulated Value				$ 10,000				$ 10,035.03			$ 10,091.82			$ 10,915.68			$ 11,298.09			$ 11,548.39			$ 10,618.46			$ 10,833.87		$ 11,408.19		$ 11,405.63		$ 11,845.51

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
[4]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
[5]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund does not seek to track the regulatory index.
[6]	The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[7]	The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[8]	The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.